QUARTERLY RESULTS (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
	Dec. 30, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenue		$ 811,162	$ 764,102	$ 745,439	$ 819,179	$ 848,728	$ 838,561	$ 771,132	$ 772,512	$ 3,139,882	$ 3,230,933	$ 3,109,547
Cost of revenue		212,468	179,131	170,397	193,734	214,084	199,377	177,963	186,737	755,730	778,161	860,204
Operating income (loss)		112,820	85,584	(252,446)	21,417	(5,430)	87,130	62,769	35,119	(32,625)	179,588	378,727
Earnings (loss) from continuing operations		113,928	52,340	(190,542)	7,934	(31,417)	65,026	57,885	21,863	(16,340)	113,357	234,557
Net earnings (loss)		114,117	52,340	(190,542)	7,934	(31,389)	65,043	57,732	21,988	(16,151)	113,374	409,230
Net earnings (loss) attributable to IAC shareholders		$ 102,051	$ 43,162	$ (194,775)	$ 8,282	$ (31,849)	$ 65,611	$ 59,305	$ 26,405	$ (41,280)	$ 119,472	$ 414,873
Per share information attributable to IAC shareholders:
Basic earnings (loss) per share from continuing operations (in usd per share)		$ 1.29	$ 0.54	$ (2.45)	$ 0.10	$ (0.38)	$ 0.79	$ 0.72	$ 0.31	$ (0.52)	$ 1.44	$ 2.88
Diluted earnings (loss) per share from continuing operations (in usd per share)		1.18	0.49	(2.45)	0.09	(0.38)	0.74	0.68	0.30	(0.52)	1.33	2.71
Basic earnings (loss) per share (in usd per share)		1.29	0.54	(2.45)	0.10	(0.38)	0.79	0.72	0.32	(0.52)	1.44	4.98
Diluted earnings (loss) per share (in usd per share)		$ 1.18	$ 0.49	$ (2.45)	$ 0.09	$ (0.38)	$ 0.74	$ 0.68	$ 0.30	$ (0.52)	$ 1.33	$ 4.68
Additional consolidated financial statement details
Goodwill impairment charges, net of tax				$ 183,500		$ 14,100
Write-down of indefinite-lived intangible assets, net of tax				$ 7,200		$ 55,300
Disposal Group, Disposed of by Sale, Not Discontinued Operations | PriceRunner
Additional consolidated financial statement details
Gain on sale of business					$ 11,900
Disposal Group, Disposed of by Sale, Not Discontinued Operations | ShoeBuy
Additional consolidated financial statement details
Gain on sale of business	$ 37,500	$ 37,500